Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31,
	2021	2020

Provision for professional fees	$1,169,156	$582,811
Government authorities*	921,726	395,512
Grants received in advance	526,578	808,856
Provision for legal claims	49,195	47,588
Other	116,233	88,667

	$2,782,888	$1,923,434